FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2011
Financial Income Expense Net Abstract
FINANCIAL INCOME (EXPENSE), NET
NOTE 15:-	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2009	2010	2011

Interest income	$38	$12	$16
Interest expenses	(78)	(13)	-
Exchange rate loss and bank charges *)	(492)	-	(182)
Expenses in respect of convertible debentures, including interest **)	(5,130)	(2,189)	(745)
Gain (loss) from change in value and disposal of marketable securities	210	-	-

	$(5,452)	$(2,190)	$(911)

*)	Includes income (expense) from forward transactions in the amount of $ (11), $ 7 and $ 0 for the years ended December 31, 2009, 2010 and 2011, respectively.

**)	See also Note 2(l).